Fair Value Measurements - Schedule Of Changes In The Fair Value Of Warrant Liabilities (Parenthetical) (Detail) $ in Millions	5 Months Ended
Mar. 31, 2021 USD ($)
Changes IN Fair Value Of Warrant Liabilities [Abstract]
Fair value measurement with unobservable inputs reconciliation recurring basis liabilities transfers out of level 3	$ 9.0